UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP III, L.P.
Address: 156 W. 56TH STREET
         SUITE 1203
         NEW YORK, NY  10019

13F File Number:  28-11984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JUSTIN A. ORLANDO
Title:     MANAGING DIRECTOR
Phone:     212-488-1590

Signature, Place, and Date of Signing:

     JUSTIN A. ORLANDO     NEW YORK, NY     May 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $28,907 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109        557    46949          DEFINED 1               46949
ANGELICA CORP                  COM              34663104       405    22565          DEFINED 1               22565
BRISTOL MYERS SQUIBB CO        COM              110122108      405    19000          DEFINED 1               19000
CABLEVISION SYS CORP           CL A             12686C109     1108    51700          DEFINED 1               51700
CIRCUIT CITY STORES INC        COM              172737108      179    45000          DEFINED 1               45000
CORNELL COMPANIES INC          COM              219141108     5716   254481          DEFINED 1              254481
DILLARDS INC                   CL A             254067101      645    37500          DEFINED 1               37500
GENESCO INC                    COM              371532102      609    26349          DEFINED 1               26349
GREAT ATLANTIC & PAC TEA INC   COM              390064103      330    12567          DEFINED 1               12567
HERLEY INDS INC                COM              427398102     4653   450000          DEFINED 1              450000
INFOUSA INC                    COM              456818301     2435   398590          DEFINED 1              398590
IPASS INC                      COM              46261V108     2492   825000          DEFINED 1              825000
JOHNSON OUTDOORS INC           CL A             479167108      986    57700          DEFINED 1               57700
MORTONS RESTAURANT GRP INC     COM              619430101     1755   221264          DEFINED 1              221264
MULTIMEDIA GAMES INC           COM              625453105     4806   900000          DEFINED 1              900000
MYERS INDS INC                 COM              628464109      406    30910          DEFINED 1               30910
RADYNE CORP                    COM              750611402      136    16000          DEFINED 1               16000
SLM CORP                       COM              78442P106      553    36000          DEFINED 1               36000
TRONOX INC                     COM CL B         897051207      650   166632          DEFINED 1              166632
WCI CMNTYS INC                 COM              92923C104       81    24200          DEFINED 1               24200